ACQUISITION OF CERTAIN ASSETS- Schedule of Assets Acquired (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 06, 2023	Dec. 31, 2023	Jan. 01, 2023	Jan. 02, 2022
Business Acquisition [Line Items]
Goodwill		$ 7,879	$ 0
Cost for acquisition of assets paid in shares		10,989	$ 0	$ 0
SolarCA LLC
Business Acquisition [Line Items]
Finite-lived intangible assets		3,110
Goodwill		7,879
Cost for acquisition of assets paid in shares	$ 11,000	10,989
SolarCA LLC | Customer relationship
Business Acquisition [Line Items]
Finite-lived intangible assets		2,600
SolarCA LLC | Trademarks
Business Acquisition [Line Items]
Finite-lived intangible assets		$ 510